CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,529,679	$ 483,564	¥ 4,434,525
Restricted cash	0	0	6,120
Short-term investments	941,610	129,000	941,738
Accounts receivable, net of allowance of RMB147,495 and RMB90,626 (US$12,416) as of December 31, 2023 and 2024, respectively	2,191,178	300,190	2,169,042
Prepayments and other assets	2,192,928	300,430	2,794,259
Licensed copyrights, net	388,718	53,254	582,521
Total current assets	9,527,236	1,305,226	12,635,229
Non-current assets:
Fixed assets, net	877,982	120,283	863,813
Long-term investments	2,108,477	288,860	2,260,785
Deferred tax assets, net	23,536	3,224	0
Licensed copyrights, net	6,930,053	949,413	6,966,508
Intangible assets, net	289,861	39,711	309,534
Produced content, net	14,707,869	2,014,970	13,376,985
Prepayments and other assets	2,913,919	399,205	3,518,210
Operating lease assets	609,832	83,547	683,897
Goodwill	3,820,823	523,451	3,820,823
Total non-current assets	36,233,289	4,963,940	31,959,145
Total assets	45,760,525	6,269,166	44,594,374
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,450,389 and RMB12,435,742 (US$1,703,690) as of December 31, 2023 and 2024, respectively):
Accounts and notes payable	6,482,209	888,059	5,671,074
Customer advances and deferred revenue	4,403,686	603,303	4,373,208
Short-term loans	3,786,901	518,803	3,571,637
Long-term loans, current portion	167,987	23,014	2,000
Convertible senior notes, current portion	242,460	33,217	2,802,442
Operating lease liabilities, current portion	96,675	13,244	100,883
Accrued expenses	1,899,083	260,173	1,910,191
Total current liabilities	21,477,333	2,942,382	22,341,534
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,522,773 and RMB2,349,005 (US$321,813) as of December 31, 2023 and 2024, respectively):
Long-term loans	1,036,835	142,046	97,990
Convertible senior notes	8,350,570	1,144,023	8,143,994
Deferred tax liabilities	0	0	824
Operating lease liabilities	461,974	63,290	523,747
Total non-current liabilities	10,909,428	1,494,586	10,067,925
Total liabilities	32,386,761	4,436,968	32,409,459
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	55,623,841	7,620,435	54,971,469
Accumulated deficit	(43,809,369)	(6,001,859)	(44,573,428)
Accumulated other comprehensive income	1,550,523	212,421	1,688,047
Noncontrolling interests	8,338	1,142	98,397
Total shareholders’ equity	13,373,764	1,832,198	12,184,915
Total liabilities and shareholders' equity	45,760,525	6,269,166	44,594,374
Related Party
Current assets:
Amounts due from related parties	283,123	38,788	1,707,024
Non-current assets:
Amounts due from related parties	3,950,937	541,276	158,590
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,450,389 and RMB12,435,742 (US$1,703,690) as of December 31, 2023 and 2024, respectively):
Other liabilities	3,239,036	443,746	2,953,658
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,522,773 and RMB2,349,005 (US$321,813) as of December 31, 2023 and 2024, respectively):
Other non-current liabilities	59,226	8,114	80,566
Nonrelated Party
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,450,389 and RMB12,435,742 (US$1,703,690) as of December 31, 2023 and 2024, respectively):
Other liabilities	1,159,296	158,823	956,441
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,522,773 and RMB2,349,005 (US$321,813) as of December 31, 2023 and 2024, respectively):
Other non-current liabilities	1,000,823	137,113	1,220,804
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	238	33	237
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193	$ 26	¥ 193